UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

Tax-Free Trust of Oregon
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: September 30, 2011

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
December 31, 2011
(unaudited)

Amount	General Obligation Bonds (48.8%)	Ratings Moody's/ S&P and Fitch	Value	(a)

	City & County (5.1%)

	Canby, Oregon
$1,060,000	5.000%, 06/01/27	A2/NR/NR	$1,176,589

	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	706,953

	Deschutes County, Oregon
2,260,000	5.000%, 12/01/16 AGMC Insured	Aa2/NR/NR	2,346,287

	Gresham, Oregon
1,155,000	5.375%, 06/01/18 AGMC Insured	Aa3/NR/NR	1,175,675

	Hillsboro, Oregon
380,000	3.500%, 06/01/15 Series B	Aa3/NR/NR	409,078
390,000	3.500%, 06/01/16 Series B	Aa3/NR/NR	427,319
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	379,376

	Independence, Oregon City Hall Project
2,435,000	5.00%, 06/15/30 AGMC Insured	NR/AA-/NR	2,734,042

	Portland, Oregon
6,705,000	4.350%, 06/01/23	Aa1/NR/NR	6,903,334

	Portland, Oregon Public Safety
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,320,507

	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	Aa2/AA-/NR	1,813,018
1,750,000	5.000%, 06/01/29	Aa2/AA-/NR	1,952,510

	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,803,617

	Total City & County		25,148,305

	Community College (5.5%)

	Central Oregon Community College District School Bond Guaranty Program
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,241,867
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,624,166
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,495,486

	Chemeketa, Oregon Community College District
1,385,000	5.500%, 06/01/14 ETM FGIC Insured	NR/NR/NR*	1,532,406

	Chemeketa, Oregon Community College District School Bond Guaranty Program
1,010,000	5.500%, 06/15/24	NR/AA+/NR	1,193,254
1,235,000	5.000%, 06/15/25	NR/AA+/NR	1,398,057
1,540,000	5.000%, 06/15/26	NR/AA+/NR	1,730,760

	Clackamas, Oregon Community College District
1,535,000	5.000%, 05/01/25 NPFG Insured	Aa3/AA/NR	1,671,523

	Oregon Coast Community College District State School Bond Guaranty Program
1,590,000	5.250%, 06/15/17 NPFG Insured	Aa1/NR/NR	1,759,701

	Portland, Oregon Community College District
1,195,000	3.000%, 06/15/12	Aa1/AA/NR	1,208,133
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	9,204,670

	Total Community College		27,060,023

	Higher Education (1.7%)

	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	758,926
2,000,000	5.000%, 08/01/21	Aa1/AA+/AA+	2,262,700
500,000	5.750%, 08/01/29 Series A	Aa1/AA+/AA+	581,775
1,000,000	5.000%, 08/01/34	Aa1/AA+/AA+	1,092,890
1,000,000	5.000%, 08/01/38	Aa1/AA+/AA+	1,079,440

	Oregon State, Oregon University System Project
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,548,217

	Total Higher Education		8,323,948

	Housing (0.2%)

	State of Oregon Veterans' Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	587,433
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	421,304

	Total Housing		1,008,737

	Puerto Rico (0.4%)

	Puerto Rico Commonwealth
1,270,000	6.000%, 07/01/28 NPFG Insured	Baa1/BBB/NR	1,359,941

	Puerto Rico Municipal Finance Agency
500,000	5.250%, 08/01/16 AGMC Insured	Aa3/AA-/NR	509,050

	Total Puerto Rico		1,868,991

	School District (25.0%)

	Benton and Linn Counties, Oregon School District #509J
4,670,000	5.000%, 06/01/21 (pre-refunded) AGMC Insured	Aa1/NR/NR	4,970,795

	Clackamas County, Oregon School District #12 (North Clackamas) School Bond Guaranty Program Convertible Capital Appreciation Bonds
8,000,000	5.000%, 06/15/27 Series B AGMC Insured	Aa1/AA+/NR	8,785,360
9,250,000	5.000%, 06/15/29 AGMC Insured	Aa1/AA+/NR	10,061,225

	Clackamas County, Oregon School District #46 (Oregon Trail) School Bond Guaranty Program
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,186,760
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,094,973
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	2,009,286
2,000,000	4.500%, 06/15/30 AGMC Insured	Aa1/AA+/NR	2,100,340
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,185,480
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,061,572

	Clackamas County, Oregon School District #86 (Canby)
2,240,000	5.000%, 06/15/19 AGMC Insured	Aa1/AA+/NR	2,501,408

	Clackamas County, Oregon School District #115 (Gladstone) State School Bond Guaranty Program
5,000,000	zero coupon, 06/15/27 NPFG Insured	Baa2/AA+/NR	2,537,500

	Clackamas & Washington Counties, Oregon School District No. 003 (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,261,870
500,000	5.000%, 06/15/34	Aa1/AA+/NR	540,935

	Clackamas & Washington Counties, Oregon School District #3J (West Linn - Wilsonville) School Bond Guaranty Program
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,217,565
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,162,720
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,175,668
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,261,870

	Columbia County, Oregon School District #502
2,070,000	zero coupon, 06/01/15 NPFG FGIC Insured	Aa3/BBB/NR	1,929,157

	Columbia & Washington Counties, Oregon School District #47J (Vernonia) State School Bond Guaranty Program
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,957,671

	Deschutes County, Oregon Administrative School District #1 Refunding
400,000	5.000%, 06/15/13 AGMC Insured	Aa1/NR/NR	426,352

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	Aa3/AA+/NR	2,148,919
1,030,000	5.250%, 06/15/21 AGMC Insured	Aa3/AA+/NR	1,293,577

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
1,000,000	5.000%, 06/15/21 NPFG FGIC Insured	Aa1/NR/NR	1,095,580

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond) School Bond Guaranty Program
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	695,309
2,275,000	zero coupon, 06/15/29	Aa1/NR/NR	1,109,313
5,000,000	6.000%, 06/15/31	Aa1/NR/NR	5,847,400

	Hood River County, Oregon School District Refunding School Bond Guaranty Program
365,000	3.000%, 06/15/14	NR/AA+/NR	383,491
385,000	3.000%, 06/15/15	NR/AA+/NR	409,790
250,000	4.000%, 06/15/16	NR/AA+/NR	280,438

	Jackson County, Oregon School District #9 (Eagle Point)
2,080,000	5.500%, 06/15/15 NPFG Insured	Aa1/NR/NR	2,356,016
1,445,000	5.500%, 06/15/16 NPFG Insured	Aa1/NR/NR	1,700,100

	Jackson County, Oregon School District #549 (Medford) State School Bond Guaranty Program
1,750,000	5.000%, 06/15/12	Aa1/NR/NR	1,786,103

	Jackson County, Oregon School District #549C (Medford)
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,157,580

	Jackson County, Oregon School District #549C (Medford) School Board Guaranty Program
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,083,580
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,079,860

	Jefferson County, Oregon School District #509J School Board Guaranty Program
1,215,000	5.250%, 06/15/14 NPFG - FGIC Insured	NR/AA+/NR	1,240,418
1,025,000	5.250%, 06/15/17 NPFG - FGIC Insured	NR/AA+/NR	1,048,216

	Lane County, Oregon School District #4J (Eugene) Refunding School Board Guaranty Program
1,000,000	5.000%, 07/01/15	Aa1/NR/NR	1,137,180

	Lane County, Oregon School District #19 (Springfield)
3,425,000	zero coupon, 06/15/29 AGMC Insured	Aa1/NR/NR	1,551,011

	Lincoln County, Oregon School District, School Board Guaranty Program
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,592,188

	Linn County, Oregon School District #9 (Lebanon) School Board Guaranty Program
3,000,000	5.600%, 06/15/30 FGIC Insured (pre-refunded)	NR/AA+/NR	3,224,460

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	Aa3/AA+/NR	2,117,955

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,335,078

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	5,396,760

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	3,290,826

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,520,000	5.000%, 06/15/21 AGMC Insured	Aa3/AA+/NR	1,734,715

	Polk Marion & Benton Counties, Oregon School District No. 13J (Central) State School Bond Guaranty Program
5,650,000	zero coupon, 06/15/32 Series B	NR/AA+/NR	2,415,432

	Salem-Keizer, Oregon School District #24J
1,000,000	5.000%, 06/15/19 AGMC Insured	Aa1/AA+/NR	1,097,370

	Wasco County, Oregon School District #12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	Aa3/AA-/NR	1,697,416
1,790,000	5.500%, 06/15/20 AGMC Insured	Aa3/AA-/NR	2,258,676

	Washington County, Oregon School District #48J (Beaverton)
1,280,000	5.000%, 06/01/31 AGC Insured	Aa2/AA-/NR	1,414,810
1,000,000	5.125%, 06/01/36 AGC Insured	Aa2/AA-/NR	1,091,540

	Yamhill County, Oregon School District #40 (McMinnville) School Bond Guaranty Program
1,205,000	5.000%, 06/15/19 AGMC Insured	Aa1/NR/NR	1,418,478
1,375,000	5.000%, 06/15/22 AGMC Insured	Aa1/NR/NR	1,570,745

	Total School Districts		122,488,837

	Special District (0.8%)

	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,318,130

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,107,630

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,332,380

	Total Special District		3,758,140

	State (9.2%)

	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,374,652
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	591,215

	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	3,619,465
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	2,369,789
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,363,550

	Oregon State Department of Administrative Services
2,000,000	5.000%, 11/01/20 NPFG FGIC Insured	Aa2/AA/AA	2,208,020
2,660,000	5.000%, 11/01/23 NPFG FGIC Insured	Aa2/AA/AA	2,903,337
2,945,000	5.000%, 11/01/24 NPFG FGIC Insured	Aa2/AA/AA	3,188,228
1,475,000	5.000%, 11/01/26 NPFG FGIC Insured	Aa2/AA/AA	1,585,197
3,880,000	5.000%, 11/01/27 NPFG FGIC Insured	Aa2/AA/AA	4,139,533

	Oregon State Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	7,777,218

	Oregon State Refunding
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,687,360
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,362,758
1,000,000	5.000%, 05/01/26 Series L	Aa1/AA+/AA+	1,178,470

	Oregon State Refunding Various Projects
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,309,238

	Oregon State Various Projects
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,586,409

	Total State		45,244,439

	Water & Sewer (0.9%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	Aa3/NR/NR	1,180,151

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,899,668

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,343,939

	Total Water & Sewer		4,423,758

	Total General Obligation Bonds		239,325,178

	Revenue Bonds (49.7%)

	City & County (3.5%)

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/A+/NR	648,219

	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR/NR	2,801,706

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,377,005

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	1,112,030

	Portland, Oregon River District Urban Renewal and Redevelopment
1,915,000	5.000%, 06/15/20 AMBAC Insured	A2/NR/NR	1,976,950

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,017,930

	Portland, Oregon Urban Renewal Tax Allocation (Interstate Corridor)
1,890,000	5.250%, 06/15/20 NPFG FGIC Insured	A2/NR/NR	2,031,353
1,810,000	5.250%, 06/15/21 NPFG FGIC Insured	A2/NR/NR	1,934,347
2,030,000	5.000%, 06/15/23 NPFG FGIC Insured	A2/NR/NR	2,121,249

	Total City & County		17,020,789

	Electric (2.0%)

	Emerald Peoples Utility District, Oregon
1,455,000	5.250%, 11/01/22 AGMC Insured	Aa3/NR/NR	1,549,939

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa2/AA-/AA-	6,137,642

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,307,240

	Total Electric		9,994,821

	Higher Education (7.8%)

	Forest Grove, Oregon Campus Improvement (Pacific University Project)
1,500,000	6.000%, 05/01/30	NR/BBB/NR	1,521,870

	Forest Grove, Oregon (Pacific University)
4,000,000	5.000%, 05/01/22 Radian Insured	NR/BBB/NR	4,048,520

	Forest Grove, Oregon Student Housing (Oak Tree Foundation)
5,750,000	5.500%, 03/01/37	NR/NR/NR*	5,284,480

	Oregon Health Sciences University
2,890,000	5.250%, 07/01/22 NPFG Insured	A1/A/A	2,945,777

	Oregon Health Sciences University
1,150,000	5.250%, 07/01/15 Series B NPFG Insured	A1/A/A	1,153,174

	Oregon State Facilities Authority (Linfield College Project)
2,830,000	5.000%, 10/01/20 Series A 2005	Baa1/NR/NR	2,983,499
2,115,000	5.000%, 10/01/25 Series A 2005	Baa1/NR/NR	2,173,586

	Oregon State Facilities Authority (Linfield College Project)
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,255,587

	Oregon State Facilities Authority Revenue Refunding (Lewis & Clark College Project)
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,282,930

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,689,810

	Oregon State Facilities Authority (University of Portland)
3,000,000	5.000%, 04/01/32	NR/BBB+/NR	3,054,450

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,030,420
2,500,000	5.000%, 10/01/32	NR/A/NR	2,591,850

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A+/NR	5,380,600

	Total Higher Education		38,396,553

	Hospital (12.6%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
2,000,000	5.600%, 01/01/27 (pre-refunded)	A3/NR/NR	2,000,000
3,500,000	8.000%, 01/01/28	A3/NR/NR	4,334,190
3,000,000	5.600%, 01/01/32 (pre-refunded)	A3/NR/NR	3,000,000

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,250,000	5.375%, 01/01/35 AMBAC Insured	A3/NR/NR	3,377,075

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA-/NR	10,023,390

	Multnomah County, Oregon Hospital Facilities Authority (Adventist Health/West)
500,000	5.000%, 09/01/21	NR/A/A	559,220

	Multnomah County, Oregon Hospital Facilities Authority (Providence Health System)
1,390,000	5.250%, 10/01/22	Aa2/AA/AA	1,485,952

	Oregon Health Sciences University
11,550,000	zero coupon, 07/01/21 NPFG Insured	A1/A/A	8,387,957

	Oregon Health Science University
4,500,000	5.750%, 07/01/39 Series A	A1/A/A	4,947,210

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A2/A+/NR	2,193,980
3,000,000	4.500%, 03/15/18	A2/A+/NR	3,353,190
1,000,000	4.750%, 03/15/24	A2/A+/NR	1,060,520
1,000,000	5.000%, 03/15/30	A2/A+/NR	1,037,360

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/A-/NR	1,582,965
2,000,000	4.500%, 10/01/21	NR/A-/NR	2,119,980
1,520,000	5.000%, 10/01/23	NR/A-/NR	1,639,214
1,795,000	4.875%, 10/01/25	NR/A-/NR	1,886,778
2,000,000	5.000%, 10/01/30	NR/A-/NR	2,090,580

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A+/A+	2,253,400

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
1,075,000	5.000%, 08/15/27 Series A	NR/A+/A+	1,115,689

	State of Oregon Health Housing Educational and Cultural Facilities Authority (Peacehealth)
1,835,000	5.250%, 11/15/17 AMBAC Insured	NR/A+/AA-	1,857,699
1,430,000	5.000%, 11/15/32 AMBAC Insured	NR/A+/AA-	1,437,693

	Total Hospital		61,744,042

	Housing (1.0%)

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
750,000	5.000%, 06/15/27 Series B	A2/NR/NR	791,573

	State of Oregon Housing and Community Services
2,130,000	4.650%, 07/01/25	Aa2/NR/NR	2,166,338
1,745,000	5.350%, 07/01/30	Aa2/NR/NR	1,823,961

	Total Housing		4,781,872

	Lottery (3.6%)

	Oregon State Department of Administration Services (Lottery Revenue)
7,300,000	5.250%, 04/01/26	Aa2/AAA/NR	8,727,077
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,792,025

	Oregon State Department of Administration Services (Lottery Revenue)
2,700,000	5.000%, 04/01/19 AGMC Insured	Aa2/AAA/AA-	2,912,841
3,000,000	5.000%, 04/01/27 AGMC Insured	Aa2/AAA/AA-	3,291,780

	Total Lottery		17,723,723

	State (0.8%)

	Oregon State Department Transportation Highway Usertax, Senior Lien
3,540,000	4.625%, 11/15/26 Series A	Aa1/AAA/AA+	3,818,244

	Transportation (5.0%)

	Jackson County, Oregon Airport Revenue
750,000	5.250%, 12/01/32 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	750,338

	Oregon State Department Transportation Highway Usertax
3,025,000	5.500%, 11/15/18 Series A (pre-refunded)	Aa1/AAA/AA+	3,162,063
1,200,000	5.000%, 11/15/22 Series A	Aa1/AAA/AA+	1,311,516
1,260,000	5.000%, 11/15/23 Series A	Aa1/AAA/AA+	1,371,926
4,545,000	5.125%, 11/15/26 Series A (pre-refunded)	Aa1/AAA/AA+	4,736,254
1,000,000	5.000%, 11/15/29 Series A	Aa1/AAA/AA+	1,063,460

	Oregon State Department Transportation Highway Usertax, Senior Lien
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/AA+	2,190,349
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/AA+	2,241,220
2,155,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	2,360,781

	Tri-County Metropolitan Transportation District, Oregon
1,775,000	5.000%, 09/01/16	Aa2/AAA/NR	1,854,236

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
3,000,000	5.000%, 10/01/27 Series A	A1/A/NR	3,334,470

	Total Transportation		24,376,613

	Water and Sewer (13.4%)

	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGMC Insured	NR/AA-/NR	1,173,102

	Klamath Falls, Oregon Water
1,575,000	5.500%, 07/01/16 AGMC Insured	Aa3/AA-/NR	1,746,360

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA-/NR	2,798,750

	Lebanon, Oregon Wastewater Revenue Refunding
230,000	4.000%, 03/01/20 AGMC Insured	NR/AA-/NR	259,265

	Molalla, Oregon Sewer Revenue Refunding
210,000	4.000%, 03/01/18	NR/A/NR	234,207
240,000	4.000%, 03/01/19	NR/A/NR	268,284
250,000	4.000%, 03/01/20	NR/A/NR	278,483
260,000	4.000%, 03/01/21	NR/A/NR	286,991
270,000	4.000%, 03/01/22	NR/A/NR	294,292
280,000	4.000%, 03/01/23	NR/A/NR	301,165
290,000	4.000%, 03/01/24	NR/A/NR	307,812
150,000	4.000%, 03/01/25	NR/A/NR	157,449

	Portland, Oregon Sewer System, Second Lien
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA/NR	3,395,049

	Portland Oregon Sewer System Revenue Refunding Second Lien
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA/NR	5,340,000

	Portland, Oregon Sewer System
2,760,000	5.250%, 06/01/17 AGMC Insured	Aa3/AA/NR	2,938,130
4,595,000	5.000%, 06/01/17 AGMC Insured	Aa2/AA/NR	5,243,722
3,470,000	5.000%, 06/01/21 AGMC Insured	Aa3/AA/NR	3,636,768

	Portland, Oregon Sewer System
4,410,000	5.000%, 06/15/25 NPFG Insured	Aa3/AA/NR	4,812,721
4,630,000	5.000%, 06/15/26 NPFG Insured	Aa3/AA/NR	5,026,606
1,610,000	5.000%, 06/15/27 NPFG Insured	Aa3/AA/NR	1,740,925

	Portland, Oregon Water System Revenue Refunding
1,920,000	4.000%, 05/01/14 Series A	Aaa/NR/NR	2,072,621
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,387,838

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA-/NR	1,357,370

	Salem, Oregon Water & Sewer
1,000,000	5.375%, 06/01/15 AGMC Insured	Aa3/AA-/NR	1,135,660

	Seaside, Oregon Wastewater System Revenue
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,057,620

	Sunrise Water Authority, Oregon
2,630,000	5.000%, 03/01/19 AGMC Insured	Aa3/AA-/NR	2,806,526
1,350,000	5.250%, 03/01/24 AGMC Insured	Aa3/AA-/NR	1,421,861

	Sunrise Water Authority, Oregon
1,000,000	5.000%, 09/01/25 Syncora Guarantee, Inc.	NR/NR/NR*	1,031,930

	Washington County, Oregon Clean Water Services
4,000,000	5.000%, 10/01/28	Aa2/AA/NR	4,466,680

	Washington County, Oregon Clean Water Services
2,235,000	5.250%, 10/01/15 NPFG Insured	Aa2/AA/NR	2,592,533

	Washington County, Oregon Clean Water Services Sewer Revenue Senior Lein
2,850,000	4.000%, 10/01/26 Series B	Aa2/AA/NR	3,069,051
2,745,000	4.000%, 10/01/28 Series B	Aa2/AA/NR	2,885,105

	Total Water and Sewer		65,524,876

	Total Revenue Bonds		243,381,533

Total Investments (cost $447,853,261-note b)	98.5%	482,706,711

Other assets less liabilities	1.5	7,397,516

Net Assets	100.0%	$490,104,227

* Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO or credit rating agency") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	8.8%
Pre-refunded bonds ††/ Escrowed to Maturity bonds	4.7
Aa of Moody's or AA of S&P or Fitch	65.0
A of Moody's or S&P or Fitch	16.1
Baa of Moody's or BBB of S&P	3.6
Not rated*	1.8
	100.0%

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee
NR - Not Rated

See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
December 31, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $447,585,283 amounted to $35,121,428, which consisted of aggregate gross unrealized appreciation of $35,550,801 and aggregate gross unrealized depreciation of $429,373.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	482,706,711
Level 3 – Significant Unobservable Inputs	-
Total	$482,706,711
+See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee February 24, 2012

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer February 24, 2012